Statutory and other information (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of transactions between related parties [line items]
Schedule of statutory and other information

18. Statutory and other information	Year ended
	March 31,
	2023	2022	2021
	€M	€M	€M
Directors’ emoluments:
-Fees	0.6	0.6	0.5
-Share based compensation	1.9	1.9	1.9
-Other emoluments	0.9	1.0	0.3
Total Directors’ emoluments	3.4	3.5	2.7
Auditor’s remuneration (including reimbursement of outlay):
- Audit services (i)	0.8	0.6	0.6
- Audit related services	—	0.1	0.1
- Tax advisory services (ii)	0.1	—	0.1
Total fees	0.9	0.7	0.8
Included within the above total fees, the following fees were payable to other PwC (2022 & 2021: KPMG) firms outside of Ireland:
- Audit services (i)	—	0.1	0.1
- Audit related services	—	—	—
- Tax advisory services (ii)	0.1	—	—
Total fees	0.1	0.1	0.1
Depreciation of owned property, plant and equipment	839.2	664.8	502.4
Depreciation of property, plant and equipment held under leases	—	—	5.9
Lease charges, principally for aircraft (iii)	—	—	6.7

(i)	Audit services comprise audit work performed on the consolidated financial statements, including statutory financial statements of subsidiary entities. In fiscal year 2023 €1,000 (2022: €1,000; 2021: €1,000) of audit fees relate to the audit of the Parent Company.
(ii)	Tax services include all services, except those services specifically related to the audit of financial statements, performed by the independent auditor’s tax personnel, supporting tax-related regulatory requirements, and tax compliance and reporting.
(iii)	Lease charges relates to leases with a duration of less than 12 months for which the Company availed of the short-term lease exemption under IFRS 16.

Executive directors [Member]
Disclosure of transactions between related parties [line items]
Schedule of fees and emoluments

(a) Fees and emoluments - Executive Director	Year ended
	March 31,
	2023	2022	2021
	€M	€M	€M
Basic salary	0.50	0.50	0.25
Bonus (performance and target-related)	0.43	0.48	—
	0.93	0.98	0.25
Non-cash technical accounting share based compensation charge (i)	1.78	1.78	1.78
	2.71	2.76	2.03

(i)2021, 2022 and 2023 include €1.78m non-cash, technical accounting charge for 10m unvested share options granted under the Group CEO’s contract in February 2019 (as extended to July 2028 in fiscal year 2023).

Non-executive director
Disclosure of transactions between related parties [line items]
Schedule of fees and emoluments

(b) Fees and emoluments – Non-Executive Directors	Year ended
	March 31,
	2023	2022	2021
	€'000	€'000	€'000
Fees
David Bonderman (i)	—	—	16.7
Róisín Brennan	50.0	50.0	45.8
Michael Cawley	50.0	50.0	45.8
Emer Daly	50.0	50.0	45.8
Geoff Doherty (ii)	50.0	25.0	—
Stan McCarthy	100.0	100.0	87.5
Kyran McLaughlin (i)	—	—	11.9
Howard Millar	50.0	50.0	45.8
Dick Milliken	50.0	50.0	45.8
Anne Nolan (iii)	16.7	—	—
Mike O’Brien	75.0	75.0	68.8
Julie O’Neill (iv)	25.0	50.0	45.8
Louise Phelan	50.0	50.0	45.8
	566.7	550.0	505.5
Emoluments
Share based compensation	72.5	80.1	83.1
Total	639.2	630.1	588.6

(i)	Retired in May 2020.
(ii)	Joined in October 2021.
(iii)	Joined in December 2022.
(iv)	Retired in September 2022.